Exhibit 1

Aventura Mall Trust 2018-AVM

Commercial Mortgage Pass-Through Certificates, Series 2018-AVM

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

German American Capital Corporation

Deutsche Bank Securities Inc.

Morgan Stanley Bank, N.A.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley & Co. LLC

Wells Fargo Bank, National Association

Wells Fargo Securities, LLC

12 June 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005

Morgan Stanley Bank, N.A. Morgan Stanley Mortgage Capital Holdings LLC Morgan Stanley & Co. LLC 1585 Broadway New York, New York 10036	Wells Fargo Bank, National Association Wells Fargo Securities, LLC 375 Park Avenue New York, New York 10152

Re:	Aventura Mall Trust 2018-AVM
Commercial Mortgage Pass-Through Certificates, Series 2018-AVM (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Trust Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Aventura Mall Trust 2018-AVM securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originators of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

12 June 2018

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent interests in Aventura Mall Trust 2018-AVM (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of promissory notes (collectively the “Trust Notes”) issued by Aventura Mall Venture (the “Borrower”), a Florida general partnership, collectively evidencing a fixed rate, interest-only loan (the “Trust Loan”),
c.	The Trust Loan is part of a split loan structure consisting of the Trust Loan and other fixed rate, interest-only loans (collectively, the “Companion Loans,” together with the Trust Loan, the “Mortgage Loan”), each evidenced by a separate promissory note (collectively, the “Companion Notes”), which will not be assets of the Issuing Entity and
d.	The Mortgage Loan is secured by, among other things, a first priority mortgage lien on the Borrower’s fee interest in all but one parcel of Aventura Mall, a super regional shopping mall (the “Property”) located in Aventura, Florida.

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Mortgage Loan and Property as of 7 June 2018 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Mortgage Loan and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Loan Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Loan Term

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	The applicable Source Documents indicate that the Mortgage Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use “0” for the original amortization term of the Mortgage Loan (the “Amortization Term”),
b.	Use the “Loan Term” of the Mortgage Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “IO Period”),
c.	Use the “Original Principal Balance” of the Mortgage Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Cutoff Balance”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Balance at Maturity”).

Attachment A Page 3 of 5

7. (continued)

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Principal Balance,
b.	Current Interest Rate,
c.	Amortization Type and
d.	Accrual Basis

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 8., we recalculated the:

i.	Annual Debt Service and
ii.	Monthly Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Debt Service” of the Mortgage Loan the product of:

a.	The “Original Principal Balance,” as shown on the Final Data File,
b.	The “Current Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Debt Service” of the Mortgage Loan as 1/12th of the “Annual Debt Service” of the Mortgage Loan, as shown on the Final Data File.

9.	Using the:
a.	SF1,
b.	SF2,
c.	SF3,
d.	SF4,
e.	SF5 and
f.	Net Rentable Area

of the Property, all as shown on the Final Data File, we recomputed the:

i.	Space Pct 1,
ii.	Space Pct 2,
iii.	Space Pct 3,
iv.	Space Pct 4 and
v.	Space Pct 5

of the Property. We compared this recomputed information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

10.	Using the:
a.	Cutoff Balance,
b.	Balance at Maturity,
c.	TTM NOI,
d.	UW Financials NOI,
e.	UW Financials Net Cash Flow,
f.	Annual Debt Service,
g.	Appraisal Value and
h.	Net Rentable Area

of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, we recomputed the:

i.	TTM NOI DSCR,
ii.	UW NOI DSCR,
iii.	UW NCF DSCR,
iv.	LTV Cutoff Value,
v.	LTV Balloon Value,
vi.	TTM NOI DY,
vii.	UW NOI DY,
viii.	UW NCF DY and
ix.	Mortgage Bal Per Unit

of the Mortgage Loan. We compared this recomputed information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to:

a.	Round the “TTM NOI DSCR,” “UW NOI DSCR,” “UW NCF DSCR” and “Mortgage Bal Per Unit” to two decimal places and
b.	Round the “LTV Cutoff Value,” “LTV Balloon Value,” “TTM NOI DY,” “UW NOI DY” and “UW NCF DY” to the nearest 1/10th of one percent.

11.	Using the:
a.	Primary Servicer and
b.	Master Servicer

of the Trust Loan, both as shown on the Final Data File, we recalculated the “Servicing Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 5

12.	Using the:
a.	Servicing Fee,
b.	Trustee/Cert Admin,
c.	Operating Advisor and
d.	CREFC Fee

of the Trust Loan, all as shown on the Final Data File, we recalculated the “Total Admin Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Total Admin Fee and
b.	Current Interest Rate

of the Trust Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Promissory Notes	7 June 2018

Loan Agreement	7 June 2018

Cash Management Agreement	7 June 2018

Settlement Statement	7 June 2018

Guaranty Agreement	7 June 2018

Non-Consolidation Opinion	7 June 2018

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	16 April 2018

Engineering Report	27 April 2018

Environmental Phase I Report	27 April 2018

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	14 February 2018

USPS Internet Site (www.usps.gov)	Not Applicable

Pro Forma Title Policy	Not Dated

Insurance Summary	1 June 2018

Tenant Leases and Estoppels	Various

Master Lease Agreement	7 June 2018

Management Agreement	7 June 2018

Leasing Agreements	Various

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Property Address (see Note 1)	Appraisal Report
Property City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
County	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report and Environmental Phase I Report
Measurement Unit	Underwritten Rent Roll
Net Rentable Area	Underwritten Rent Roll
Occupancy % Most Recent	Underwritten Rent Roll
Occupancy Date Most Recent	Underwritten Rent Roll
Property Manager	Management Agreement

Third Party Information:

Characteristic	Source Document

Appraisal Value	Appraisal Report
Date of Appraisal	Appraisal Report
Appraisal Type	Appraisal Report
Appraisal Firm	Appraisal Report
Phase I Date	Environmental Phase I Report
Environmental Firm	Environmental Phase I Report
Engineering Report Date	Engineering Report
Engineering Firm	Engineering Report

Exhibit 2 to Attachment A

Major Tenant Information:

Characteristic	Source Document

Single Tenant	Underwritten Rent Roll
Tenant Name 1	Underwritten Rent Roll
SF1	Underwritten Rent Roll
Tenant Lease Maturity Date 1	Underwritten Rent Roll
Tenant Name 2	Underwritten Rent Roll
SF2	Underwritten Rent Roll
Tenant Lease Maturity Date 2	Underwritten Rent Roll
Tenant Name 3	Underwritten Rent Roll
SF3	Underwritten Rent Roll
Tenant Lease Maturity Date 3	Underwritten Rent Roll
Tenant Name 4	Underwritten Rent Roll
SF4	Underwritten Rent Roll
Tenant Lease Maturity Date 4	Underwritten Rent Roll
Tenant Name 5	Underwritten Rent Roll
SF5	Underwritten Rent Roll
Tenant Lease Maturity Date 5	Underwritten Rent Roll

Underwriting Information: (see Note 2)

Characteristic	Source Document

UW Financials Occupancy Total Pct	Underwriter’s Summary Report
UW Financials Effective Gross Income	Underwriter’s Summary Report
UW Financials Expense Total	Underwriter’s Summary Report
UW Financials NOI	Underwriter’s Summary Report
UW Financials Replacement Reserves	Underwriter’s Summary Report
UW TI and LC	Underwriter’s Summary Report
UW Financials Net Cash Flow	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2017 NOI	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Loan Agreement
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Loan Agreement
Replacement Reserves Initial Deposit Amount	Settlement Statement
Replacement Reserves Monthly Deposit Amount	Loan Agreement
Outstanding Capex Reserve	Loan Agreement
Outstanding Tenant Obligations Reserve	Loan Agreement and Settlement Statement
Monthly Tenant Imp Leasing Amount	Loan Agreement
Initial Debt Service Deposit	Loan Agreement
Monthly Debt Service Deposit	Loan Agreement
Bridge Rent and Reimbursement Reserve	Loan Agreement and Settlement Statement
Letter of Credit	Loan Agreement
Earnout / Holdback	Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Loan Agreement
Borrower Principals	Guaranty Agreement
Original Principal Balance	Loan Agreement
First Payment Date	Loan Agreement
Origination Date	Loan Agreement
Maturity Date	Promissory Notes
Current Interest Rate	Promissory Notes
Payment Grace Period	Loan Agreement
Amortization Type	Loan Agreement
Accrual Basis	Loan Agreement
Interest Accrual Period Start	Loan Agreement
Interest Accrual Period End	Loan Agreement
String (see Note 3)	Loan Agreement
Partial Prepayments Allowed	Loan Agreement
Partial Release Permitted	Loan Agreement
Substitution Allowed	Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Lockbox (see Note 4)	Loan Agreement and Cash Management Agreement
Cash Management (see Note 5)	Loan Agreement and Cash Management Agreement
LockBox Trigger	Loan Agreement and Cash Management Agreement
Single Asset Entity	Loan Agreement
Single Purpose Entity	Loan Agreement
Non-consolidation Letter	Loan Agreement and Non-Consolidation Opinion
TIC Structure	Loan Agreement
DST	Loan Agreement
Existing Additional Debt	Loan Agreement and Pro Forma Title Policy
Future Debt Permitted?	Loan Agreement
Condo Structure	Loan Agreement and Appraisal Report
Loan Purpose	Settlement Statement

Notes:

1.	For the purpose of comparing the:
a.	Property Address,
b.	Property City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

3.	For the purpose of comparing the “String” characteristic, the Depositor instructed us to assume that the entire “Loan” (as defined in the loan agreement Source Document) has been securitized.

4.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Documents currently require tenants (or the property manager) to pay rent or other income directly to the lockbox account.

Exhibit 2 to Attachment A

5.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if prior to the occurrence of certain trigger events that are described in the applicable Source Documents, the applicable Source Documents instruct the lockbox bank to transfer funds from the lockbox account to the Borrower who is responsible for remitting monthly debt service payments and for funding escrows, and subsequent to the occurrence of certain trigger events that are described in the applicable Source Documents, the applicable Source Documents require all funds in the lockbox account to no longer be transferred to the Borrower and for such funds to be used to remit monthly debt service payments and for funding escrows.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Control Number

Loan Number

Property Name

Property Count

Pari Passu Note Control (Y/N)

Balance of Trust Loan

Balance of Companion Loan

Seismic Insurance

Seismic PML %

Ground Lease

Ground Lease Maturity Date

ARD Year

Existing Additional Debt Amount

Existing Additional Debt Description

Future Debt Amount Permitted

Future Debt Description

Primary Servicer

Master Servicer

Trustee/Cert Admin

CREFC Fee

Operating Advisor

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.